Revenues Derived from Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue	$ 244	$ 198	$ 181
CUP Data
Related Party Transaction [Line Items]
Revenue	172	136	130
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	$ 72	$ 62	$ 51